UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison U.S. Emerging
Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	4/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison U.S. Emerging Growth Fund, Inc.

APRIL 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Small- to mid-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison U.S. Emerging Growth Fund, Inc

Jennison U.S. Emerging Growth Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison U.S. Emerging Growth Fund, Inc. (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	4.11%	32.88%	8.86%	93.26%
Class B	3.69	31.80	4.85	82.74
Class C	3.69	31.80	4.85	82.74
Class Z	4.18	33.19	10.33	96.77
S&P MidCap 400 Index[3]	6.93	34.45	56.29	148.67
Russell Midcap Growth Index[4]	5.74	36.14	4.06	62.52
Lipper Mid-Cap Growth Funds Avg.[5]	2.64	28.91	9.17	54.57

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A		43.46%	3.01%	9.12%
Class B		45.64	3.24	9.13
Class C		49.64	3.40	9.13
Class Z		52.07	4.44	10.24
S&P MidCap 400 Index[3]		49.10	11.76	13.91
Russell Midcap Growth Index[4]		49.63	2.29	7.35
Lipper Mid-Cap Growth Funds Avg.[5]		43.45	2.79	6.20

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to

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a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception date: 12/31/96.

3The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

4The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

5The Lipper Mid-Cap Growth Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. The S&P MidCap 400 Index and the Russell Midcap Growth Index do not bear sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
Amdocs Ltd., Software	2.8%
Fiserv, Inc., IT Services	2.3
Waters Corp., Electronic Equipment & Instruments	2.2
International Rectifier Corp., Semiconductor & Semiconductor Equipment	2.1
CheckFree Corp., IT Services	2.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/04
Software	11.8%
Pharmaceuticals	7.7
Electronic Equipment & Instruments	7.5
Biotechnology	7.1
Internet Software & Services	6.4
Industry	weightings are subject to change.

Jennison U.S. Emerging Growth Fund, Inc.	3

Financial Statements

APRIL 30, 2004	SEMIANNUAL REPORT

Jennison U.S. Emerging Growth Fund, Inc.

Portfolio of Investments

as of April 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS

Biotechnology 7.1%
389,300	Alkermes, Inc.(a)(b)	$5,967,969
109,100	Angiotech Pharmaceuticals, Inc.(a)	2,274,735
108,600	Celgene Corp.(a)(b)	5,613,534
127,700	Gilead Sciences, Inc.(a)(b)	7,767,991
152,500	ImClone Systems, Inc.(a)(b)	10,199,200
20,800	Onyx Pharmaceuticals, Inc.(a)(b)	1,025,856
51,300	OSI Pharmaceuticals, Inc.(a)(b)	3,785,427
91,700	Transkaryotic Therapies, Inc.(a)	1,332,401

		37,967,113

Capital Markets 6.2%
62,400	Bear, Stearns & Companies, Inc.(b)	5,000,736
796,600	E*TRADE Financial Corp.(a)(b)	9,049,376
214,800	Eaton Vance Corp.	7,842,348
98,400	Legg Mason, Inc.(b)	9,058,704
61,000	National Financial Partners Corp.	1,906,250

		32,857,414

Commercial Services & Supplies 6.0%
94,400	Apollo Group, Inc. (Class A)(a)(b)	8,579,072
243,700	ChoicePoint, Inc.(a)(b)	10,703,304
104,200	CoStar Group, Inc.(a)	4,108,606
342,800	Monster Worldwide, Inc.(a)(b)	8,779,108

		32,170,090

Communications Equipment 3.4%
120,800	Advanced Fibre Communications, Inc.(a)	2,017,360
183,300	Avaya, Inc.(a)(b)	2,507,544
620,400	Comverse Technology, Inc.(a)(b)	10,149,744
1,083,600	JDS Uniphase Corp.(a)(b)	3,294,144

		17,968,792

Computers & Peripherals 1.5%
100,400	Apple Computer, Inc.(a)	2,583,292
58,000	Lexmark International, Inc.(a)(b)	5,246,680

		7,829,972

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Diversified Telecommunication Services 0.5%
149,200	Sprint Corp.(b)	$2,669,188

Electronic Equipment & Instruments 7.5%
177,100	Agilent Technologies, Inc.(a)(b)	4,783,471
324,300	Amphenol Corp. (Class A)(a)	10,251,123
41,000	CDW Corp.(b)	2,562,090
888,400	Symbol Technologies, Inc.	10,660,800
272,400	Waters Corp.(a)(b)	11,754,060

		40,011,544

Energy Equipment & Services 2.5%
131,100	BJ Services Co.(a)	5,833,950
97,300	ENSCO International, Inc.(b)	2,663,101
170,900	National-Oilwell, Inc.(a)(b)	4,771,528

		13,268,579

Health Care Equipment & Supplies 2.3%
76,000	Alcon, Inc.(a)	5,643,000
71,200	INAMED Corp.(a)	4,189,408
55,700	Kinetic Concepts, Inc.(a)	2,695,880

		12,528,288

Health Care Providers & Services 2.9%
171,900	Caremark Rx, Inc.(a)	5,818,815
164,900	Covance, Inc.(a)	5,563,726
64,700	Dendrite International, Inc.(a)	1,108,958
316,400	WebMD Corp.(a)(b)	2,781,156

		15,272,655

Hotels Restaurants & Leisure 4.1%
127,700	Gaylord Entertainment Co.(a)	4,002,118
104,200	GTECH Holdings Corp.	6,347,864
128,000	MGM Mirage(a)	5,863,680
135,700	Wynn Resorts Ltd.(a)(b)	5,418,501

		21,632,163

Household Durables 0.8%
57,100	Harman International Industries, Inc.(b)	4,331,035

Internet & Catalog Retail 1.9%
313,348	InterActiveCorp(a)(b)	9,986,401

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	7

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet Software & Services 6.4%
415,900	Akamai Technologies, Inc.(a)(b)	$4,915,938
163,000	Ask Jeeves, Inc.(a)(b)	5,781,610
1,141,800	DoubleClick, Inc.(a)(b)	9,214,326
465,100	RealNetworks, Inc.(a)	2,674,325
436,000	SkillSoft PLC (ADR)(a)	5,450,000
117,500	Yahoo!, Inc.(a)(b)	5,929,050

		33,965,249

IT Services 4.3%
368,400	CheckFree Corp.(a)(b)	11,066,736
329,300	Fiserv, Inc.(a)	12,039,208

		23,105,944

Machinery 1.1%
237,400	Pall Corp.	5,645,372

Media 6.2%
175,300	Entercom Communications Corp.(a)	7,993,680
744,800	Gemstar-TV Guide International, Inc.(a)	4,163,432
531,600	Liberty Media Corp.(a)	5,815,704
166,800	Radio One, Inc. (Class D)(a)(b)	3,162,528
157,400	Univision Communications, Inc. (Class A)(a)(b)	5,327,990
214,000	Westwood One, Inc.(a)(b)	6,321,560

		32,784,894

Oil & Gas 2.0%
138,000	Evergreen Resources, Inc.(a)	5,537,940
133,600	Nexen, Inc.(a)	4,911,136

		10,449,076

Pharmaceuticals 7.7%
70,000	Allergan, Inc.(b)	6,163,500
258,400	Biovail Corp.(a)(b)	4,909,600
261,100	Elan Corp. PLC (ADR)(a)(b)	5,639,760
122,200	Impax Laboratories, Inc.(a)(b)	2,542,982
290,900	IVAX Corp.(a)(b)	6,196,170
153,100	Medicis Pharmaceutical Corp. (Class A)(b)	6,571,052
181,000	Sepracor, Inc.(a)(b)	8,653,610

		40,676,674

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Semiconductor & Semiconductor Equipment 3.6%
281,900	International Rectifier Corp.(a)(b)	$11,174,516
37,500	KLA-Tencor Corp.(a)(b)	1,562,625
172,500	Marvell Technology Group Ltd.(a)(b)	6,680,925

		19,418,066

Software 11.8%
113,500	Adobe Systems, Inc.(b)	4,692,090
559,800	Amdocs Ltd.(a)(b)	14,862,690
336,000	Check Point Software Technologies Ltd.(a)(b)	7,872,480
171,400	Cognos, Inc.(a)	5,404,242
195,000	Electronic Arts, Inc.(a)(b)	9,870,900
116,900	Mercury Interactive Corp.(a)(b)	4,974,095
549,800	Network Associates, Inc.(a)(b)	8,620,864
10,500	Symantec Corp.(a)	473,025
512,500	TIBCO Software, Inc.(a)	3,843,750
79,700	VERITAS Software Corp.(a)(b)	2,125,599

		62,739,735

Specialty Retail 4.3%
146,600	Chico’s FAS, Inc.(a)(b)	5,971,018
195,700	Linens ‘n Things, Inc.(a)(b)	6,348,508
180,300	PETCO Animal Supplies, Inc.(a)	5,293,608
135,400	Weight Watchers International, Inc.(a)(b)	5,280,600

		22,893,734

Trading Companies & Distributors 2.2%
107,800	Fastenal Co.(b)	5,914,986
194,200	MSC Industrial Direct Co., Inc.(b)	5,565,772

		11,480,758

Wireless Telecommunication Services 1.8%
553,700	Alamosa Holdings, Inc.(a)(b)	3,986,640
420,100	Nextel Partners, Inc. (Class A)(a)(b)	5,608,335

		9,594,975

	Total long-term investments (cost $472,610,223)	521,247,711

SHORT-TERM INVESTMENTS 54.5%

Mutual Fund 54.5%
289,386,261	Dryden Core Investment Fund - Taxable Money Market Series(c) (Note 3)	289,386,261

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	9

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreement
$112	State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/04, 0.05%, due 5/3/04(d)	$112,000

	Total short-term investments (cost $289,498,261)	289,498,261

	Total Investments 152.6% (cost $762,108,484; Note 5)	810,745,972
	Liabilities in excess of other assets (52.6%)	(279,380,018)

	Net Assets 100%	$531,365,954

(a)	Non-income producing security.
(b)	Security, or portion thereof, on loan, see Note 4.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Repurchase price of $112,000. Collateralized by $85,000 U.S. Treasury Bond with a rate of 8.75%, maturity date of 8/15/20, and aggregate market value, including accrued interest, of $121,467.

See Notes to Financial Statements.

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Financial Statements

APRIL 30, 2004	SEMIANNUAL REPORT

Jennison U.S. Emerging Growth Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2004 (Unaudited)

Assets
Investments at value, including securities on loan of $258,717,099 (cost $762,108,484)	$810,745,972
Cash	985
Receivable for investments sold	15,795,613
Receivable for Fund shares sold	961,225
Dividends and interest receivable	128,085
Other assets	2,280

Total assets	827,634,160

Liabilities
Payable to broker for collateral for securities on loan	279,931,610
Payable for investments purchased	14,020,946
Payable for Fund shares reacquired	1,483,797
Accrued expenses and other liabilities	351,770
Management fee payable	275,280
Distribution fee payable	198,542
Withholding tax payable	6,261

Total liabilities	296,268,206

Net Assets	$531,365,954

Net assets were comprised of:
Common stock, at par	$36,802
Paid-in capital in excess of par	769,542,616

769,579,418
Net investment loss	(3,047,495)
Accumulated net realized loss on investments	(283,803,457)
Net unrealized appreciation on investments	48,637,488

Net assets, April 30, 2004	$531,365,954

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($243,199,497 ÷ 16,571,304 shares of common stock issued and outstanding)	$14.68
Maximum sales charge (5.5% of offering price)	0.85

Maximum offering price to public	$15.53

Class B
Net asset value, offering price and redemption price per share ($133,688,339 ÷ 9,712,571 shares of common stock issued and outstanding)	$13.76

Class C
Net asset value and redemption price per share ($34,439,738 ÷ 2,502,092 shares of common stock issued and outstanding)	$13.76

Class Z
Net asset value, offering price and redemption price per share ($120,038,380 ÷ 8,016,024 shares of common stock issued and outstanding)	$14.97

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	13

Statement of Operations

Six Months Ended April 30, 2004 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $6,272)	$573,008
Income from securities loaned, net	144,731
Interest	18

Total income	717,757

Expenses
Management fee	1,607,434
Distribution fee—Class A	282,426
Distribution fee—Class B	778,793
Distribution fee—Class C	179,396
Transfer agent’s fees and expenses	722,000
Custodian’s fees and expenses	67,000
Reports to shareholders	50,000
Registration fees	30,000
Legal fees and expenses	19,000
Audit fee	14,000
Directors’ fees	7,000
Miscellaneous	8,203

Total expenses	3,765,252

Net investment loss	(3,047,495)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	55,213,261
Options written	102,280

55,315,541
Net change in unrealized appreciation (depreciation) on investments	(32,126,567)

Net gain on investments	23,188,974

Net Increase In Net Assets Resulting From Operations	$20,141,479

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited)

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(3,047,495)	$(5,535,859)
Net realized gain on investment transactions	55,315,541	75,445,504
Net change in unrealized appreciation (depreciation) on investments	(32,126,567)	76,430,311

Net increase in net assets resulting from operations	20,141,479	146,339,956

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	91,143,543	135,706,127
Cost of shares reacquired	(92,561,311)	(135,729,359)

Net decrease in net assets from Fund share transactions	(1,417,768)	(23,232)

Total increase	18,723,711	146,316,724

Net Assets
Beginning of period	512,642,243	366,325,519

End of period	$531,365,954	$512,642,243

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	15

Notes to Financial Statements (Unaudited)

Jennison U.S. Emerging Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was incorporated in Maryland on August 23, 1996. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on October 21, 1996 to Prudential Investments, LLC, (“PI” or “Manager”). Investment operations commenced on December 31, 1996.

The Fund’s investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor’s Mid-Cap 400 Stock Index, with the potential for above-average growth.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by PI in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indicies traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

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are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market

Jennison U.S. Emerging Growth Fund, Inc.	17

Notes to Financial Statements (Unaudited)

Cont’d

prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the options.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

18	Visit our website at www.jennisondryden.com

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gains or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discounts on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Jennison U.S. Emerging Growth Fund, Inc.	19

Notes to Financial Statements (Unaudited)

Cont’d

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $1 billion and .55 of 1% of the average daily net assets in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

20	Visit our website at www.jennisondryden.com

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of Class A shares.

PIMS has advised the Fund that it received approximately $97,600 and $8,300 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2004, it received approximately $117,600 and $2,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended April 30, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004, the commitment was reduced to $500 million. All other terms and conditions remain the same. The expiration of the renewed SCA will be October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended April 30, 2004, the Fund incurred fees of approximately $558,800 for the services of PMFS. As of April 30, 2004, approximately $98,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Jennison U.S. Emerging Growth Fund, Inc.	21

Notes to Financial Statements (Unaudited)

Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $53,000 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $50,900 for the six months ended April 30, 2004. As of April 30, 2004 approximately $10,100 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM was the securities lending agent for the Fund. For the six months ended April 30, 2004, PIM has been compensated approximately $48,200 for these services.

The Fund invests in the Taxable Money Market Series (the “portfolio”), a portfolio of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended April 30, 2004, the Fund earned income of $58,854 and $144,731 from the portfolio by investing its excess cash and collateral received from securities lending, respectively.

For the period ending April 30, 2004, the amount of brokerage commissions earned by Wachovia from transactions executed in behalf of the Fund was approximately $14,200.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 were $554,578,392 and $556,618,064, respectively.

As of April 30, 2004, the Fund had securities on loan with an aggregate market value of $258,717,099. The Fund received $279,931,610 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

22	Visit our website at www.jennisondryden.com

Transactions in options written during the six months ended April 30, 2004, were as follows:

	Contracts	Premiums
Balance as of October 31, 2003	—	$—
Options written	829	106,438
Options closed	(189)	(31,562)
Options expired	(640)	(74,876)

Balance as of April 30, 2004	—	$—

Note 5. Distributions and Tax Information

As of October 31, 2003, the Fund had a capital loss carryforward for tax purposes of approximately $335,516,000 of which $132,466,000 expires in 2009 and $203,050,000 expires in 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$763,954,002	$63,947,504	$17,155,534	$46,791,970

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of 5%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares will

Jennison U.S. Emerging Growth Fund, Inc.	23

Notes to Financial Statements (Unaudited)

Cont’d

automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized divided into four classes, designated Class A, Class B, Class C and Class Z, which consists of 1 billion, 500 million, 300 million and 200 million authorized shares, respectively. As of April 30, 2004, Prudential owned 579,315 Class Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2004:
Shares sold	2,757,905	$40,662,339
Shares reacquired	(2,394,246)	(35,362,573)

Net increase (decrease) in shares outstanding before conversion	363,659	5,299,766
Shares issued upon conversion from Class B	1,693,327	25,148,588

Net increase (decrease) in shares outstanding	2,056,986	$30,448,354

Year ended October 31, 2003:
Shares sold	4,786,106	$56,401,082
Shares reacquired	(4,944,693)	(57,050,449)

Net increase (decrease) in shares outstanding before conversion	(158,587)	(649,367)
Shares issued upon conversion from Class B	437,360	5,062,413

Net increase (decrease) in shares outstanding	278,773	$4,413,046

Class B
Six months ended April 30, 2004:
Shares sold	493,221	$6,863,597
Shares reacquired	(1,013,634)	(14,070,194)

Net increase (decrease) in shares outstanding before conversion	(520,413)	(7,206,597)
Shares reacquired upon conversion into Class A	(1,803,378)	(25,148,588)

Net increase (decrease) in shares outstanding	(2,323,791)	$(32,355,185)

Year ended October 31, 2003:
Shares sold	1,249,067	$14,106,429
Shares reacquired	(2,578,476)	(27,139,344)

Net increase (decrease) in shares outstanding before conversion	(1,329,409)	(13,032,915)
Shares reacquired upon conversion into Class A	(462,862)	(5,062,413)

Net increase (decrease) in shares outstanding	(1,792,271)	$(18,095,328)

24	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended April 30, 2004:
Shares sold	190,867	$2,654,460
Shares reacquired	(341,285)	(4,752,227)

Net increase (decrease) in shares outstanding	(150,418)	$(2,097,767)

Year ended October 31, 2003:
Shares sold	493,323	$5,615,754
Shares reacquired	(875,426)	(9,408,250)

Net increase (decrease) in shares outstanding	(382,103)	$(3,792,496)

Class Z
Six months ended April 30, 2004:
Shares sold	2,709,776	$40,963,147
Shares reacquired	(2,555,044)	(38,376,317)

Net increase (decrease) in shares outstanding	154,732	$2,586,830

Year ended October 31, 2003:
Shares sold	4,837,153	$59,582,862
Shares reacquired	(3,534,551)	(42,131,316)

Net increase (decrease) in shares outstanding	1,302,602	$17,451,546

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended October 31, 2003, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Jennison U.S. Emerging Growth Fund, Inc.	25

Financial Highlights (Unaudited)

	Class A
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.10

Income from investment operations:
Net investment loss(a)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.65

Total from investment operations	0.58

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$14.68

Total Return(b):	4.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$243,200
Average net assets (000)	$227,182
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.19	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)
Net investment loss	(.92	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	106%

(a)	Based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2003	2002	2001	2000	1999

$9.93	$13.15	$25.69	$19.16	$12.01

(.12)	(.12)	(.13)	(.20)	(.13)
4.29	(3.10)	(9.26)	8.37	7.61

4.17	(3.22)	(9.39)	8.17	7.48

—	—	(3.15)	(1.64)	(.33)

$14.10	$9.93	$13.15	$25.69	$19.16

41.99%	(24.49)%	(40.13)%	44.52%	63.65%

$204,685	$141,331	$180,763	$291,800	$85,595
$165,609	$181,454	$227,650	$217,712	$52,984

1.33%	1.31%	1.21%	1.06%	1.22%
1.08%	1.06%	.96%	.81%	.97%

(1.08)%	(.99)%	(.75)%	(.75)%	(.80)%
231%	337%	305%	347%	153%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	27

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.27

Income from investment operations:
Net investment loss(a)	(.12)
Net realized and unrealized gain (loss) on investment transactions	.61

Total from investment operations	.49

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$13.76

Total Return(b):	3.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$133,688
Average net assets (000)	$156,615
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)
Net investment loss	(1.68	)%(c)

(a)	Based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2003	2002	2001	2000	1999

$9.42	$12.57	$24.88	$18.72	$11.83

(.20)	(.21)	(.24)	(.38)	(.24)
4.05	(2.94)	(8.92)	8.18	7.46

3.85	(3.15)	(9.16)	7.80	7.22

—	—	(3.15)	(1.64)	(.33)

$13.27	$9.42	$12.57	$24.88	$18.72

40.87%	(25.06)%	(40.57)%	43.52%	62.39%

$159,782	$130,225	$214,092	$424,815	$184,955
$138,327	$189,651	$300,962	$382,245	$127,249

2.08%	2.06%	1.96%	1.81%	1.97%
1.08%	1.06%	.96%	.81%	.97%
(1.83)%	(1.74)%	(1.49)%	(1.49)%	(1.55)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	29

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.27

Income from investment operations:
Net investment loss(a)	(.12)
Net realized and unrealized gain (loss) on investment transactions	.61

Total from investment operations	.49

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$13.76

Total Return(b):	3.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,440
Average net assets (000)	$36,076
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)
Net investment loss	(1.67	)%(c)

(a)	Based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2003	2002	2001	2000	1999

$9.42	$12.57	$24.88	$18.72	$11.83

(.20)	(.21)	(.25)	(.38)	(.24)
4.05	(2.94)	(8.91)	8.18	7.46

3.85	(3.15)	(9.16)	7.80	7.22

—	—	(3.15)	(1.64)	(.33)

$13.27	$9.42	$12.57	$24.88	$18.72

40.87%	(25.06)%	(40.57)%	43.52%	62.39%

$35,212	$28,577	$46,243	$83,275	$23,578
$30,253	$41,014	$62,733	$65,566	$12,380

2.08%	2.06%	1.96%	1.81%	1.97%
1.08%	1.06%	.96%	.81%	.97%
(1.83)%	(1.74)%	(1.50)%	(1.50)%	(1.56)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	31

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.37

Income from investment operations:
Net investment loss(a)	(.05)
Net realized and unrealized gain (loss) on investment transactions	.65

Total from investment operations	.60

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$14.97

Total Return(b):	4.18%
Ratios/Supplemental Data:
Net assets, end of period (000)	$120,038
Average net assets (000)	$118,882
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)
Net investment loss	(.67	)%(c)

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2003	2002	2001	2000	1999

$10.09	$13.34	$25.94	$19.28	$12.06

(.10)	(.09)	(.09)	(.13)	(.09)
4.38	(3.16)	(9.36)	8.43	7.64

4.28	(3.25)	(9.45)	8.30	7.55

—	—	(3.15)	(1.64)	(.33)

$14.37	$10.09	$13.34	$25.94	$19.28

42.42%	(24.36)%	(39.95)%	44.95%	63.97%

$112,963	$66,193	$76,604	$76,607	$19,029
$81,458	$79,868	$80,674	$52,755	$7,796

1.08%	1.06%	.96%	.81%	.97%
1.08%	1.06%	.96%	.81%	.97%
(.82)%	(.74)%	(.54)%	(.51)%	(.56)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer •

Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger,

Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison U.S. Emerging Growth Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PEEAX	PEEBX	PEGCX	PEGZX
CUSIP	476296108	476296207	476296306	476296405

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison U.S. Emerging Growth Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PEEAX	PEEBX	PEGCX	PEGZX
CUSIP	476296108	476296207	476296306	476296405

MF173E2    IFS-A092805    Ed. 06/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item	11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison U.S. Emerging Growth Fund, Inc.

By (Signature and Title)*	/s/ William V. Healey
William V. Healey
Chief Legal Officer

Date    June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 29, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    June 29, 2004

*	Print the name and title of each signing officer under his or her signature.